Other Taxes Payable - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other taxes [line items]
Other tax payable non current	R$ 146,889	R$ 149,018
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	4,370	7,254
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	1,514	3,143
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	716	1,478
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	716	691
61 to 72 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	137,687	134,151
73 to 84 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	716	691
85 to 96 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	716	691
Thereafter [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 454	R$ 919